Representations and Warranties Obligations and Corporate Guarantees - Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingency Accrual [Roll Forward]
Net reductions	$ (496)	$ (1,244)
Representations and Warranties Obligations and Corporate Guarantees
Loss Contingency Accrual [Roll Forward]
Additions for new sales	8	36
Net reductions	(1,892)	(6,615)
Representations and Warranties Obligations and Corporate Guarantees | Provision for Loan Lease and Other Losses
Loss Contingency Accrual [Roll Forward]
Provision	683	840
Representations and Warranties Obligations and Corporate Guarantees | Accrued Liabilities And Other Liabilities
Loss Contingency Accrual [Roll Forward]
Liability for representations and warranties and corporate guarantees, January 1			19,021
Liability for representations and warranties and corporate guarantees, December 31	$ 12,081	$ 13,282	$ 19,021